Segment Reporting - Elimination (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) customer	Jun. 30, 2020 USD ($) customer
Revenue from External Customers
Revenue from external customers	$ 157,362,000	$ 106,765,000
Oncology/Immunology segment
Revenue from External Customers
Revenue from external customers	42,851,000	16,392,000
Oncology/Immunology segment | Customer | Revenue | One customer
Revenue from External Customers
Revenue from external customers	$ 30,981,000	$ 10,846,000
Number of customers accounted for more than 10% of revenue | customer	1	1
Other Ventures segment
Revenue from External Customers
Revenue from external customers	$ 114,511,000	$ 90,373,000
Other Ventures segment | Customer | Revenue | One customer
Revenue from External Customers
Revenue from external customers	$ 20,144,000	$ 16,784,000
Number of customers accounted for more than 10% of revenue | customer	1	1
Intersegment elimination
Revenue from External Customers
Revenue from external customers	$ 14,837,000,000	$ 6,554,000,000